SUBSEQUENT EVENT (Details Narrative) - Subsequent Events [member]	Jul. 12, 2021 USD ($) integer
Statement [Line Items]
Convertible promissory note issued value	$ 49,884
Proceeds from convertible promissory note issued	$ 40,000
Interest or principal bearing interest rate	bears interest at 22% per annum
Lowest closing bid price percentage rate	61
Convertible promissory note bearing interest rate per annum percentage	bears interest at 12% per annum
Number of trading days of conversion | integer	15
Range of prepayment premium percentage	15% and 40%